Operating expenses by nature	6 Months Ended
Jun. 30, 2024
Operating expenses by nature
Operating expenses by nature

11. Operating expenses by nature[1]

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Employee costs[2,3]	$5,107	$3,280	$9,675	$7,223
Office, insurance and other expenses[4]	1,454	1,389	2,785	2,643
Professional services[3]	1,300	1,297	1,713	3,345
Total operating expenses	$7,861	$5,966	$14,173	$13,211

1.Includes general administration costs and business development costs.

2.	Includes share-based compensation expense of $2.3 million and $4.2 million for the three and six months ended June 30, 2024, respectively (2023: $1.3 million and $2.9 million).

3.Certain costs have been presented within business development costs due to their nature.

4.	Includes amortization of $0.09 million and $0.18 million for the three and six months ended June 30, 2024, respectively (2023: $0.09 million and $0.18 million).